Related Parties	12 Months Ended
Dec. 31, 2024
Related Parties
Related Parties

28.   Related Parties

Related parties transactions are carried out under conditions and prices established by the parties, the intercompany transactions are eliminated in consolidation.

As of December 31, 2024, the Company has in trade and other payables R$103,665 (R$89,594 as of December 31, 2023) with shareholder Twilio Inc. related to agreement established between the Company and Twilio Inc. which establish for the reimbursement of SMS costs. For the year ended December 31, 2024, the Company recognized in profit or loss the total amount of R$16,205 (R$9,745 as of December 31, 2023).

As of December 31, 2024, the Company has Capital Reserve R$19,958 (R$0 as of December 31, 2023) with shareholder Cassio Bobsin related to a return on a private placement investment.